June 3, 1999



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attn:     FILINGS - RULE 497 (j)

RE:  Dreyfus Government Cash Management Funds
     File Nos. 2-89359, 811-3964
     CIK No.   0000740766

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this Rule does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 27 to the Registration Statement, transmitted on May 28, 1999.


                                             Very truly yours,




                                             /s/Constance Valentine
                                             ___________________
                                             Constance Valentine